Financial instruments and Risk Management - Summary of Amounts Related to Items Designated as Hedging Instruments (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Detailed Information About Hedged Items [Line Items]
Amount recycled from cash flow hedge related reserves to P&L	£ 45	£ 34	£ (1)
Designated in a Cash Flow Hedge [Member] | Derivatives Designated as Hedging Instrument [Member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Notional principal	15,484	14,636	12,514
Asset	1,330	1,248	1,925
Liability	(729)	(628)	(641)
Balance in cash flow hedge related reserves (gain)/loss	(99)	59	(32)
Fair value (gain)/loss recognised in OCI	(176)	368	(884)
Amount recycled from cash flow hedge related reserves to P&L	18	(277)	938
Designated in a Cash Flow Hedge [Member] | Derivatives Designated as Hedging Instrument [Member] | Sterling, Euro and US Dollar Denominated Borrowings [Member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Notional principal	13,518	12,504	10,041
Asset	1,311	1,222	1,845
Liability	(702)	(608)	(621)
Balance in cash flow hedge related reserves (gain)/loss	(48)	101	87
Fair value (gain)/loss recognised in OCI	(130)	347	(800)
Amount recycled from cash flow hedge related reserves to P&L	(19)	(333)	938
Designated in a Cash Flow Hedge [Member] | Derivatives Designated as Hedging Instrument [Member] | US Dollar Step up Interest on US Denominated Borrowings [Member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Notional principal	145	143	146
Asset	3		5
Liability	(1)	(6)	(2)
Balance in cash flow hedge related reserves (gain)/loss	(38)	(29)	(45)
Fair value (gain)/loss recognised in OCI	(13)	13	(21)
Amount recycled from cash flow hedge related reserves to P&L	4	3	4
Designated in a Cash Flow Hedge [Member] | Derivatives Designated as Hedging Instrument [Member] | Foreign Currency Purchases, Principally Denominated in Us Dollar, Euro and Asia Pacific Currencies [Member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Notional principal	1,821	1,989	2,327
Asset	16	26	75
Liability	(26)	(14)	(18)
Balance in cash flow hedge related reserves (gain)/loss	(13)	(13)	(74)
Fair value (gain)/loss recognised in OCI	(33)	8	(63)
Amount recycled from cash flow hedge related reserves to P&L	33	53	(4)
Deferred Tax On Cash Flow Hedges [Member] | Derivatives Designated as Hedging Instrument [Member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Balance in cash flow hedge related reserves (gain)/loss	15	(22)	(95)
Derivatives Not In a Designated Hedge Relationship [Member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Asset	262	261	321
Liability	(211)	(209)	(262)
Cash Flow Hedges Net Of Deferred Tax And Derivatives Not In A Designated Hedge Relationship [Member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Asset	1,592	1,509	2,246
Liability	(940)	(837)	(903)
Balance in cash flow hedge related reserves (gain)/loss	£ (84)	£ 37	£ (127)